Property, plant and equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, plant and equipment
Total property, plant and equipment, at cost	$ 24,906	$ 24,221	$ 23,487
Less: Accumulated depreciation	(12,367)	(11,835)	(10,963)
Property, plant and equipment - net	12,539	12,386	12,524
Commitments for the purchase or construction of capital assets	593
Assets recorded under capital leases
Gross capital leases	251	493	565
Less: Accumulated depreciation	(134)	(258)	(221)
Net capital leases	117	235	344
Minimum rental payments on assets recorded under capital leases were:
2011	54
2012	26
2013	14
2014	8
2015	5
Thereafter	28
Minimum rental payments to be received for equipment leased to others were:
2011	735
2012	477
2013	298
2014	146
2015	55
Thereafter	32
Land
Property, plant and equipment
Total property, plant and equipment, at cost	682	639	575
Buildings and land improvements
Property, plant and equipment
Minimum Useful Lives (Years) (in years)	20
Maximum Useful Lives (Years) (in years)	45
Total property, plant and equipment, at cost	5,174	4,914	4,647
Machinery, equipment and other
Property, plant and equipment
Minimum Useful Lives (Years) (in years)	3
Maximum Useful Lives (Years) (in years)	10
Total property, plant and equipment, at cost	13,414	12,917	12,173
Equipment leased to others
Property, plant and equipment
Minimum Useful Lives (Years) (in years)	1
Maximum Useful Lives (Years) (in years)	10
Total property, plant and equipment, at cost	4,444	4,717	4,561
Less: Accumulated depreciation	(1,533)	(1,616)	(1,416)
Property, plant and equipment - net	2,911	3,101	3,145
Construction-in-process
Property, plant and equipment
Total property, plant and equipment, at cost	$ 1,192	$ 1,034	$ 1,531